BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Schedule of Balances with Related Parties

Balance at December 31, 2021:

	Executive officers	Certain shareholders

Receivables	$-	$603

Other payables	$491	$-

Balance at December 31, 2020:

	Executive officers	Certain shareholder

Receivables	$-	$1,078

Pre-funded warrants	$-	$4,144

Other payables	$739	$49

Other advances (see Note 23a.)	-	$9

Balance at December 31, 2019:

	Executive officers	Certain shareholder

Receivables	$-	$539

Other payables	$477	$-

Schedule of Benefits to Related Parties
c.	Benefits to directors:
	Year ended December 31,
	2021	2020	2019

Compensation to directors not employed by the Company or on its behalf	$279	$268	$254

Number of directors that received the above compensation by the Company	6	6	6

Schedule of Benefits to Key Executive Personnel

d.	Salary and Benefits to Executive officers:

	Year ended December 31,
	2021	2020	2019

Salary and related benefits	$2,429	$2,385	$1,960
Share-based compensation	731	1,789	1,070

	$3,160	$4,174	$3,030

Number of people that received salary and benefits	11	11	8

Schedule of Transactions Related Party

For the year ended December 31, 2021:

	Executive officers	Certain shareholders

Revenues	$-	$329
Research and development expenses (participation)	541	(1,892)
Business development expenses	1,210	-
General and administrative expenses	1,409	-
Financing expenses	$-	$212

For the year ended December 31, 2020:

	Executive officers	Certain shareholder

Revenues	$-	$500
Cost of revenues	-	17
Research and development expenses (participation)	978	(1,723)
Business development expenses	1,756	-
General and administrative expenses	1,440	-
Financing expenses	$-	$1,944

For the year ended December 31, 2019:

	Executive officers	Certain shareholders

Revenues	$-	$250
Research and development expenses (participation)	669	(1,280)
Business development expenses	1,250	-
General and administrative expenses	$1,111	$-